Future Minimum rental receivable (Details) - ZHEJIANG JIAHUAN - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Within 1 year	¥ 859	¥ 791
After 1 year but within 5 years	447	0
Total	¥ 1,306	¥ 791